UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21309
                                      --------------

             Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       1065 Avenue of the Americas, 31st Floor, New York, NY         10018
--------------------------------------------------------------------------------
            (Address of principal executive offices)              (Zip code)

                             Robert White, Treasurer

             Advent Claymore Convertible Securities and Income Fund

                     1065 Avenue of the Americas, 31st Floor

                               New York, NY 10018
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 482-1600
                                                      --------------------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: July 31, 2008
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

 ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND
 PORTFOLIO OF INVESTMENTS
 JULY 31, 2008 (UNAUDITED)

  NUMBER OF SHARES                                                                                                   VALUE
---------------------------------------------------------------------------------------------------------------------------

                           LONG-TERM INVESTMENTS -- 147.7%
                           CONVERTIBLE PREFERRED STOCKS -- 55.5%
                           ADVERTISING -- 0.8%
           335,800         Interpublic Group Cos., Elf Special Financing Ltd.,
                           3.13%, 2009 (Cayman Islands) (a)(b)                                               $   4,004,840
                                                                                                            ---------------

                           AUTO MANUFACTURERS -- 1.0%
           230,876         Ford Motor Co. Capital Trust II, 6.50%, 2032                                          5,441,747
                                                                                                            ---------------

                           BANKS -- 3.2%
             9,950         Bank of America Corp., Ser. L, 7.25%, 2049                                            9,283,350
            80,500         Keycorp, Ser. A, 7.75%, 2049                                                          7,516,285
                                                                                                            ---------------
                                                                                                                16,799,635
                                                                                                            ---------------

                           COMPUTERS -- 1.0%
           260,010         Merrill Lynch & Co., Inc., Ser. Dell, Inc., 14.85%, 2008 (a)(c)                       5,093,596
                                                                                                            ---------------

                           DIVERSIFIED FINANCIAL SERVICES -- 8.2%
            60,000         AMG Capital Trust II, 5.15%, 2037 (a)                                                 2,006,250
            65,000         Affiliated Managers Group, Inc., 5.10%, 2036                                          2,681,250
           250,000         Affiliated Managers Group, Inc., 5.10%, 2036 (a)                                     10,312,500
           136,000         Citigroup Funding, Inc., Ser. Genworth Financial, Inc., 5.834%, 2008 (b)(c)           2,239,920
           224,800         Citigroup, Inc., Ser. T, 6.50%, 2015                                                  9,945,152
           216,300         Legg Mason, Inc., 7.00%, 2011                                                         8,571,969
             7,750         SLM Corp., Ser. C, 7.25%, 2010                                                        6,877,156
                                                                                                            ---------------
                                                                                                                42,634,197
                                                                                                            ---------------

                           ELECTRIC -- 4.7%
           250,660         Entergy Corp., 7.625%, 2009                                                          15,666,250
            29,000         NRG Energy, Inc., 5.75%, 2009                                                         9,060,687
                                                                                                            ---------------
                                                                                                                24,726,937
                                                                                                            ---------------

                           HEALTHCARE SERVICES -- 1.0%
             7,000         HealthSouth Corp., 6.50%, 2049 (a)                                                    5,120,500
                                                                                                            ---------------

                           HOUSEHOLD PRODUCTS / HOUSEWARES -- 1.7%
           196,379         Avery Dennison Corp., 7.875%, 2010                                                    8,640,676
                                                                                                            ---------------

                           INSURANCE -- 6.0%
            12,000         Alleghany Corp., 5.75%, 2009                                                          3,547,318
            70,000         Aspen Insurance Holdings, Ltd., 5.625%, 2049 (Bermuda)                                3,395,000
           640,903         MetLife, Inc., Ser. B, 6.375%, 2008 (d)                                              16,137,938
            70,000         Reinsurance Group of America, Equity Security Unit, 5.75%, 2051                       4,720,625
           476,000         XL Capital Ltd., 7.00%, 2009 (Cayman Islands) (d)                                     3,636,640
                                                                                                            ---------------
                                                                                                                31,437,521
                                                                                                            ---------------

                           MINING -- 7.9%
           186,000         Credit Suisse, Ser. Barrick Gold Corp., 9.00%, 2009 (Switzerland) (c)                 7,665,060
             3,500         Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%, 2049                             7,294,000
            70,000         Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010                                     9,816,100
            55,200         Hecla Mining Co., 6.50%, 2011                                                         5,108,760
           200,000         Vale Capital Ltd., Ser. RIO,  5.50%, 2010 (Brazil) (c)                               11,625,000
                                                                                                            ---------------
                                                                                                                41,508,920
                                                                                                            ---------------

                           OIL & GAS SERVICES -- 1.3%
           149,250         Merrill Lynch & Co., Inc., Ser. Halliburton Co., 8.00%, 2009 (a)(c)                   6,871,470
                                                                                                            ---------------

                           PHARMACEUTICALS -- 6.0%
            18,000         Mylan, Inc., 6.50%, 2010                                                             16,093,800
            78,291         Schering-Plough Corp., 6.00%, 2010                                                   15,356,780
                                                                                                            ---------------
                                                                                                                31,450,580
                                                                                                            ---------------

                           REAL ESTATE INVESTMENT TRUSTS -- 1.5%
           450,000         HRPT Properties Trust, Ser. D, 6.50%, 2049                                            7,650,000
                                                                                                            ---------------

                           SAVINGS & LOANS -- 3.4%
           402,200         New York Community Capital Trust V, 6.00%, 2051                                      17,897,900
                                                                                                            ---------------

                           TELECOMMUNICATIONS -- 5.1%
           128,095         Crown Castle International Corp., 6.25%, 2012                                         7,109,272
            19,900         Lucent Technologies Capital Trust I, 7.75%, 2017                                     15,223,500
           437,767         Merrill Lynch & Co., Inc., Ser. Motorola, 18.70%, 2008 (a)(c)                         4,351,404
                                                                                                            ---------------
                                                                                                                26,684,176
                                                                                                            ---------------

                           TRANSPORTATION -- 2.7%
           160,000         Bristow Group, Inc. 5.50%, 2009                                                       9,112,000
             2,500         Kansas City Southern, 5.125%, 2049                                                    4,856,250
                                                                                                            ---------------
                                                                                                                13,968,250
                                                                                                            ---------------

                           TOTAL CONVERTIBLE PREFERRED STOCKS - 55.5%
                           (Cost $312,009,065)                                                                 289,930,945
                                                                                                            ---------------


 PRINCIPAL AMOUNT                                                                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------
                           CONVERTIBLE BONDS -- 68.6%
                           AUTO MANUFACTURERS -- 2.9%
                           General Motors Corp., B-
       $ 6,773,750         Ser. D, 1.50%, 6/01/09                                                                5,859,294
        18,750,000         Ser. B, 5.25%, 3/06/32                                                                9,232,500
                                                                                                            ---------------
                                                                                                                15,091,794
                                                                                                            ---------------

                           BANKS -- 5.3%
        10,000,000         BES Finance Ltd., Ser. EMTN, A, 1.25%, 2/26/11 (Portugal)                            10,283,000
         2,900,000         Boston Private Financial Holdings, Inc., NR, 3.00%, 7/15/27                           2,664,375
         7,000,000         PrivateBancorp, Inc., NR, 3.625%, 3/15/27                                             6,790,000
         8,000,000         US Bancorp, AA, 1.0525%, 9/20/36 (b)                                                  7,990,400
                                                                                                            ---------------
                                                                                                                27,727,775
                                                                                                            ---------------

                           BIOTECHNOLOGY -- 5.1%
         9,500,000         Genzyme Corp., BBB+, 1.25%, 12/01/23 (e)                                             10,794,375
         5,000,000         Gilead Sciences, Inc., NR, 0.50%, 5/01/11                                             7,300,000
         8,000,000         Invitrogen Corp., BB+, 3.25%, 6/15/25                                                 8,790,000
                                                                                                            ---------------
                                                                                                                26,884,375
                                                                                                            ---------------

                           COAL  -- 1.6%
         6,250,000         Peabody Energy Corp., B, 4.75%, 12/15/41                                              8,429,688
                                                                                                            ---------------

                           COMMERCIAL SERVICES -- 2.2%
         7,600,000         Quanta Services, Inc., BB, 3.75%, 4/30/26                                            11,381,000
                                                                                                            ---------------

                           DIVERSIFIED FINANCIAL SERVICES -- 0.4%
         2,000,000         Merrill Lynch & Co. Inc., NR, 0.00%, 3/13/32 (f)                                      1,936,600
                                                                                                            ---------------

                           ELECTRONICS -- 1.6%
         6,000,000         Flextronics International Ltd., BB-, 1.00%, 8/01/10 (Singapore)                       5,617,500
         2,500,000         Vishay Intertechnology, Inc., B+, 3.625%, 8/01/23                                     2,509,375
                                                                                                            ---------------
                                                                                                                 8,126,875
                                                                                                            ---------------

                           ENERGY - ALTERNATE SOURCES -- 0.6%
         3,000,000         Suntech Power Holdings Co. Ltd., NR, 0.25%, 2/15/12 (China)                           2,951,250
                                                                                                            ---------------

                           ENTERTAINMENT -- 0.6%
         3,500,000         International Game Technology, BBB, 2.60%, 12/15/36                                   3,360,000
                                                                                                            ---------------

                           ENVIRONMENTAL CONTROL -- 1.3%
         6,900,000         Allied Waste Industries, Inc., B+, 4.25%, 4/15/34                                     6,606,750
                                                                                                            ---------------

                           HEALTHCARE PRODUCTS -- 5.7%
        16,000,000         Hologic, Inc., B+, 2.00%, 12/15/37 (g)                                               12,400,000
        16,000,000         Medtronic, Inc., AA-, 1.625%, 4/15/13                                                17,320,000
                                                                                                            ---------------
                                                                                                                29,720,000
                                                                                                            ---------------

                           INSURANCE -- 1.9%
        10,000,000         Prudential Financial, Inc., A+, 0.38625%, 12/12/36 (b)                                9,830,000
                                                                                                            ---------------

                           LEISURE TIME -- 1.8%
         9,000,000         Carnival Corp., A-, 2.00%, 4/15/21 (Panama)                                           9,641,250
                                                                                                            ---------------

                           MISCELLANEOUS MANUFACTURING -- 3.1%
         9,000,000         Eastman Kodak Co., B, 3.375%, 10/15/33                                                8,437,500
         8,000,000         Trinity Industries, Inc., BB-, 3.875%, 6/01/36                                        7,970,000
                                                                                                            ---------------
                                                                                                                16,407,500
                                                                                                            ---------------

                           OIL & GAS-- 8.6%
         2,000,000         Carrizo Oil & Gas, Inc., NR, 4.375%, 6/01/28                                          1,810,000
         4,000,000         Chesapeake Energy Corp., BB, 2.25%, 12/15/38                                          3,835,000
         6,000,000         Chesapeake Energy Corp., BB, 2.75%, 11/15/35                                          8,692,500
         5,000,000         Nabors Industries, Inc., BBB+, 0.94%, 5/15/11                                         5,262,500
         5,000,000         Petroplus Finance Ltd., Ser. PPHN, BB-, 3.375%, 3/26/13 (Switzerland)                 4,505,705
        12,500,000         Transocean, Inc., Ser. A, BBB+, 1.625%, 12/15/37 (Cayman Islands)                    13,421,875
         7,000,000         Transocean, Inc., Ser. B, BBB+, 1.50%, 12/15/37 (Cayman Islands)                      7,498,750
                                                                                                            ---------------
                                                                                                                45,026,330
                                                                                                            ---------------
                           PHARMACEUTICALS -- 11.3%
        12,500,000         Allergan, Inc., NR, 1.50%, 4/01/26                                                   13,359,375
         3,500,000         Cubist Pharmaceuticals, Inc., NR, 2.25%, 6/15/13 (d)                                  3,434,375
         4,000,000         Medicis Pharmaceutical Corp., NR, 2.50%, 6/04/32                                      3,530,000
         3,000,000         Teva Pharmaceutical Finance LLC, Ser. C, BBB+, 0.25%, 2/01/26 (Israel)                3,105,000
        13,000,000         Teva Pharmaceutical Finance Co. BV, Ser. D, BBB+, 1.75%, 2/01/26 (Israel) (e)        14,381,250
        22,000,000         Watson Pharmaceuticals, Inc., BB+, 1.75%, 3/15/23                                    21,202,500
                                                                                                            ---------------
                                                                                                                59,012,500
                                                                                                            ---------------

                           REAL ESTATE INVESTMENT TRUSTS -- 0.7%
         4,300,000         Host Hotels & Resorts LP, BB, 2.625%, 4/15/27 (a)                                     3,434,625
                                                                                                            ---------------

                           SEMICONDUCTORS -- 2.8%
        15,000,000         Intel Corp., A-, 2.95%, 12/15/35                                                     14,606,250
                                                                                                            ---------------

                           SOFTWARE -- 5.1%
         4,000,000         CSG Systems International, Inc., NR, 2.50%, 6/15/24                                   3,730,000
         8,000,000         Novell, Inc., NR, 0.50%, 7/15/24                                                      7,650,000
        15,000,000         Red Hat, Inc., BB-, 0.50%, 1/15/24                                                   15,262,500
                                                                                                            ---------------
                                                                                                                26,642,500
                                                                                                            ---------------

                           TELECOMMUNICATIONS -- 5.4%
                           Level 3 Communications, Inc., CCC
         4,000,000         6.00%, 9/15/09                                                                        3,860,000
         2,000,000         6.00%, 3/15/10                                                                        1,870,000
                           NII Holdings, Inc., NR
        10,000,000         3.125%, 6/15/12 (a)                                                                   8,625,000
        10,500,000         3.125%, 6/15/12                                                                       9,056,250
         5,000,000         Qwest Communications International, Inc., B+, 3.50%, 11/15/25                         4,812,500
                                                                                                            ---------------
                                                                                                                28,223,750
                                                                                                            ---------------
                           TRANSPORTATION -- 0.6%
         3,789,000         YRC Worldwide, Inc., B+, 5.00%, 8/08/23                                               3,358,001
                                                                                                            ---------------

                           TOTAL CONVERTIBLE BONDS - 68.6%
                           (Cost $354,355,338)                                                                 358,398,813
                                                                                                            ---------------

                           CORPORATE BONDS -- 20.2%
                           AGRICULTURE -- 0.4%
         2,000,000         Vector Group Ltd., NR, 11.00%, 8/15/15                                                2,020,000
                                                                                                            ---------------

                           AUTO PARTS & EQUIPMENT -- 0.4%
         2,500,000         Tenneco, Inc., BB-, 8.125%, 11/15/15                                                  2,237,500
                                                                                                            ---------------

                           BUILDING MATERIALS -- 0.7%
         4,175,000         U.S. Concrete, Inc., B, 8.375%, 4/01/14                                               3,486,125
                                                                                                            ---------------

                           COMMUNICATIONS, MEDIA & ENTERTAINMENT -- 0.6%
         3,000,000         Rainbow National Services LLC, BB, 8.75%, 9/01/12 (a)                                 3,048,750
                                                                                                            ---------------

                           COMPUTERS  -- 1.2%
         6,000,000         SunGard Data Systems, Inc., B-, 10.25%, 8/15/15                                       6,120,000
                                                                                                            ---------------

                           DIVERSIFIED FINANCIAL SERVICES -- 0.9%
         5,000,000         JPMorgan Chase & Co., A, 7.90%, 04/29/49                                              4,638,680
                                                                                                            ---------------

                           ELECTRIC-- 1.9%
        10,000,000         Texas Competitive Electric Holdings Co., LLC, CCC, 10.25%, 11/01/15 (a)              10,050,000
                                                                                                            ---------------

                           ELECTRONIC COMPONENTS & EQUIPMENT -- 1.0%
         6,184,000         Freescale Semiconductor, Inc., B-, 8.875%, 12/15/14                                   5,271,860
                                                                                                            ---------------

                           HEALTHCARE PRODUCTS -- 1.2%
         6,100,000         Hanger Orthopedic Group, Inc., CCC+, 10.25%, 6/01/14                                  6,397,375
                                                                                                            ---------------

                           HOLDING COMPANIES - DIVERSIFIED  -- 1.2%
         6,000,000         Leucadia National Corp., BB+, 8.125%, 9/15/15                                         6,007,500
                                                                                                            ---------------

                           LEISURE TIME -- 0.6%
         3,500,000         Travelport LLC, B, 9.875%, 9/01/14                                                    2,957,500
                                                                                                            ---------------

                           MEDIA -- 0.6%
         2,000,000         CSC Holdings, Inc., BB, 8.50%, 6/15/15 (a)                                            1,980,000
         1,440,000         Dex Media West, Ser. B, B+, 9.875%, 8/15/13                                           1,134,000
                                                                                                            ---------------
                                                                                                                 3,114,000
                                                                                                            ---------------

                           OFFICE/BUSINESS EQUIPMENT -- 0.6%
         3,500,000         Xerox Capital Trust I, BB+, 8.00%, 2/01/27                                            3,344,173
                                                                                                            ---------------

                           OIL & GAS SERVICES -- 1.2%
         4,500,000         CCS, Inc., B-, 11.00%, 11/15/15 (Canada) (a)                                          3,937,500
         2,250,000         Forbes Energy Services Ltd., B, 11.00%, 2/15/15 (Bermuda) (a)                         2,261,250
                                                                                                            ---------------
                                                                                                                 6,198,750
                                                                                                            ---------------
                           PACKAGING & CONTAINERS -- 1.0%
         2,000,000         Jefferson Smurfit Corp., B-, 8.25%, 10/01/12                                          1,765,000
         4,000,000         Smurfit-Stone Container Enterprises, Inc., B-, 8.375%, 7/01/12                        3,550,000
                                                                                                            ---------------
                                                                                                                 5,315,000
                                                                                                            ---------------

                           PHARMACEUTICALS -- 0.7%
         3,760,000         Axcan Intermediate Holdings, Inc., B-, 12.75%, 3/01/16 (a)                            3,760,000
                                                                                                            ---------------

                           PIPELINES -- 0.6%
         3,000,000         Williams Cos., Inc., BB+, 8.125%, 3/15/12                                             3,225,000
                                                                                                            ---------------

                           SEMICONDUCTORS -- 1.0%
         5,166,000         Superior Essex Communications LLC/Essex Group, Inc., BB-, 9.00%, 4/15/12              5,295,150
                                                                                                            ---------------

                           TELECOMMUNICATIONS -- 3.8%
         3,000,000         Alamosa Delaware, Inc., BB, 8.50%, 1/31/12                                            2,940,339
         4,500,000         Broadview Networks Holdings, Inc., CCC+, 11.375%, 9/01/12                             4,027,500
         7,673,000         Centennial Cellular Co., B, 10.125%, 6/15/13                                          8,018,285
         5,000,000         Level 3 Financing, Inc., CCC+, 12.25%, 3/15/13                                        5,050,000
                                                                                                            ---------------
                                                                                                                20,036,124
                                                                                                            ---------------

                           TRANSPORTATION -- 0.6%
         3,500,000         USF Corp., B+, 8.50%, 4/15/10 (e)                                                     3,185,000
                                                                                                            ---------------

                           TOTAL CORPORATE BONDS - 20.2%
                           (Cost $107,940,868)                                                                 105,708,487
                                                                                                            ---------------

 NUMBER OF SHARES                                                                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------
                           COMMON STOCKS -- 2.7%
                           DIVERSIFIED FINANCIAL SERVICES -- 0.7%
            83,330         Lazard Ltd. - Class A (Bermuda)                                                       3,400,697
                                                                                                            ---------------

                           OIL & GAS -- 2.0%
            50,000         Baytex Energy Trust - Income Trust (Canada) (e)                                       1,535,274
           121,300         Enerplus Resources Fund - Income Trust (Canada) (e)                                   4,966,493
           141,468         Harvest Energy Trust - Income Trust (Canada) (e)                                      2,763,009
            30,000         Vermillion Energy Trust - Income Trust (Canada)                                       1,157,818
                                                                                                            ---------------
                                                                                                                10,422,594
                                                                                                            ---------------

                           TOTAL COMMON STOCKS - 2.7%
                           (Cost $14,177,232)                                                                   13,823,291
                                                                                                            ---------------
 PRINCIPAL AMOUNT                                                                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------
                           TERM LOANS (FUNDED) - 0.7%
                           HEALTHCARE - 0.7%
       $ 3,940,000         HCA, Inc., Term Loan B, 5.06%, 11/16/13, NR (b)
                           (Cost $3,982,579)                                                                     3,710,440
                                                                                                            ---------------

                           TOTAL LONG-TERM INVESTMENTS - 147.7%
                           (Cost $792,465,082)                                                                 771,571,976
                                                                                                            ---------------

 NUMBER OF SHARES                                                                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------
                           SHORT-TERM INVESTMENTS -- 0.1%
                           MONEY MARKET FUND - 0.1%
           363,012         Goldman Sachs Financial Prime Obligations
                           (Cost $363,012)                                                                         363,012
                                                                                                            ---------------

                           TOTAL INVESTMENTS -- 147.8%
                           (Cost $792,828,094)                                                                 771,934,988
                           Other assets in excess of liabilities -- 4.9%                                         25,309,501
                           Preferred Stock, at redemption value -- (-52.7% of Net Assets Applicable to
                           Common Shareholders or -35.6% of Total Investments)                                (275,000,000)
                                                                                                            ---------------

                           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                             $ 522,244,489
                                                                                                            ===============


 LLC - Limited Liability Corp.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to 14.3% of net assets.

(b)  Floating rate security. The rate shown is as of July 31, 2008.

(c) Synthetic Convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

(d) All or a portion of these securities have been physically segregated in connection with swap agreements.

(e) Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $36.5 million and received as collateral readily marketable securities with an aggregate fair value of approximately $36.6 million.

(f)  Zero-coupon bond.

(g) Security is a "step up" bond where the coupon increases or steps up at a predetermined date.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.


COUNTRY BREAKDOWN AS % OF TOTAL INVESTMENTS*
United States                                                         84.2%
Cayman Islands                                                         3.7%
Israel                                                                 2.3%
Canada                                                                 1.9%
Switzerland                                                            1.6%
Brazil                                                                 1.5%
Portugal                                                               1.3%
Panama                                                                 1.2%
Bermuda                                                                1.2%
Singapore                                                              0.7%
China                                                                  0.4%


*    Subject to change daily.

TOTAL RETURN SWAP AGREEMENTS
                                                                                          NOTIONAL                       UNREALIZED
                                                                           TERMINATION      AMOUNT           PAYING   APPRECIATION/
COUNTERPARTY          UNDERLYING TERM LOANS                                       DATE       (000)   FLOATING RATE  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.  Bausch & Lomb, US LIBOR + 3.25%, due 04/26/15         05/01/2009       4,890         3.19%           (53,245)
JPMorgan Chase & Co.  CCS Corp., US LIBOR + 3.00%, due 11/14/14             05/01/2009       5,237         3.19%            44,013
JPMorgan Chase & Co.  CVC Holdings, Inc., US LIBOR+1.75%, due 11/11/14      05/01/2009       2,309         3.19%          (138,346)
JPMorgan Chase & Co.  Celanese Holdings LLC, US LIBOR+1.75%, due 04/06/11   05/01/2009       1,856         3.19%          (116,729)
JPMorgan Chase & Co.  Community Health Systems, Inc., US LIBOR+2.25%,
                        due 07/25/14                                        05/01/2009       2,197         3.19%          (135,867)
JPMorgan Chase & Co.  Energy Future Holdings, US LIBOR+3.50%, due 10/10/14  05/01/2009       5,063         3.19%          (381,283)
JPMorgan Chase & Co.  Lyondell Chemical Co., US LIBOR + 3.25%,
                        due 12/20/14                                        05/01/2009       6,250         3.19%          (540,736)
JPMorgan Chase & Co.  Mac Gen LLC, US LIBOR + 2.25%, due 02/22/12           05/01/2009       6,395         3.19%           (11,718)
JPMorgan Chase & Co.  Mediacom Broadband LLC, US LIBOR + 3.50%,
                        due 11/30/15                                        05/01/2009       2,469         3.19%           (31,250)
JPMorgan Chase & Co.  Virgin Media Investment Holding, GP LIBOR+2.125%,
                        due 10/04/13                                        05/01/2009       3,926         5.84%          (101,072)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ (1,466,233)
----------------------------------------------------------------------------------------------------------------------------------


For each swap noted, the Fund pays a floating rate and receives the total return of the underlying asset.

The market value of the swaps outstanding reflects the current receivable and payable for the floating rate and fixed rate, which may have different payment dates.



See previously submitted notes to financial statements for the period ended April 30, 2008.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund
--------------------------------------------------------------------------------

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: September 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: September 25, 2008

By:  /s/ Robert White
     ---------------------------------------------------------------------------
         Robert White
         Treasurer and Chief Financial Officer

Date: September 25, 2008